De-Spac Transaction	12 Months Ended
Dec. 31, 2023
De-Spac Transaction [Abstract]
De-Spac Transaction

5. De-Spac Transaction

On September 20, 2023, Greenfire, GRI, MBSC, DE Greenfire Merger Sub Inc. (“DE Merger Sub”) and 2476276 Alberta ULC (“Canadian Merger Sub”), completed a De-Spac Transaction pursuant to a business combination agreement dated December 14, 2022, as amended (the “Business Combination Agreement”) with MBSC. DE Merger Sub and Canadian Merger Sub were incorporated in December 2022 for the purposes of completing the De-Spac Transaction.

Pursuant to the De-Spac Transaction (i) Canadian Merger Sub amalgamated with and into GRI pursuant to a statutory plan of arrangement (the “Plan of Arrangement”) under the Business Corporations Act (Alberta), with GRI continuing as the surviving corporation and becoming a direct, wholly-owned subsidiary of Greenfire and (ii) DE Merger Sub merged with and into MBSC pursuant to a Delaware statutory merger (the “Merger) with MBSC continuing as the surviving corporation and becoming a direct, wholly-owned subsidiary of Greenfire.

As a result of the De-Spac Transaction, the following occurred:

●	Of the GRI 8,937,518 common shares outstanding, 7,996,165 were converted to 43,690,534 common shares of Greenfire and 941,353 were cancelled in exchange for cash consideration of $70.8 million. Cash consideration was comprised of a dividend paid of $59.4 million and $11.4 million for shares repurchased and cancelled by the Company. The $70.8 million cash consideration was recorded as a reduction to retained earnings.

●	312,500 outstanding GRI bondholder warrants were exchanged for 3,225,810 GRI common shares of which 2,886,048 were converted to 15,769,183 common shares of Greenfire and 339,245 were cancelled in exchange for cash consideration of $25.5 million. This $25.5 million was recorded as a reduction to retained earnings. In conjunction with the share conversion and cancellation, $43.5 million was reclassified from contributed surplus to share capital ($38.9 million) and retained earnings ($4.6 million).

●	Of the 739,912 GRI performance warrants outstanding, 661,971 were converted into 3,617,016 Greenfire performance warrants and 77,941 were cancelled for cash consideration of $4.5 million, which was the fair value of the warrants. The $4.5 million was recorded as a reduction to retained earnings. In conjunction with the cancellation, $1.2 million was reclassified from contributed surplus to retained earnings.

●	Greenfire issued an additional 5,000,000 Greenfire warrants to former GRI shareholders, GRI bond warrant holders and performance warrant holders that entitle the holder of each warrant to purchase one common share of Greenfire. The warrants were recorded as a warrant liability on the consolidated balance sheet, see Note 20.

●	755,707 MBSC Class A common shares held by MBSC’s public shareholders were converted into 755,707 Greenfire common shares.

●	4,250,000 Class B MBSC common shares were converted into 4,250,000 Greenfire common shares.

●	2,526,667 MBSC private placements warrants were converted into 2,526,667 Greenfire warrants, which were recorded as a warrant liability on the consolidated balance sheet, see Note 20.

●	Concurrent with the execution of the Business Combination Agreement, the Company and MBSC had entered into subscription agreements with certain investors (the “PIPE Investors”) pursuant to which the PIPE Investors agreed to purchase Class A common shares of MBSC at a purchase price of US$10.10 per share. MBSC issued 4,177,091 Class A common shares to the PIPE Investors for proceeds of $56.6 million (US$42.2 million) which were converted into Greenfire common shares at the closing of the De-Spac Transaction.

Greenfire has been identified as the acquirer for accounting purposes. As MBSC does not meet the definition of a business under IFRS 3 Business Combinations, the transaction is accounted for pursuant to IFRS 2, Share Based Payment. On closing of the De-Spac Transaction, the Company accounted for the excess of the fair value of Greenfire common shares issued to MBSC shareholders as consideration, over the fair value of MBSC’s identifiable net assets at the date of closing, resulting in $106.5 million (US$79.4 million) being recognized as a listing expense. The fair value of MBSC Class B common shares exchanged for Greenfire common shares was measured at the market price of MBSC’s publicly traded Class A common shares on September 20, 2023, which was US$9.37 per share. The fair value of MBSC Class A common shares exchanged for Greenfire common shares was measured at the market price of MBSC’s publicly traded Class A common shares on September 20, 2023, which was US$9.37 per share. As part of the De-Spac Transaction, Greenfire acquired marketable securities held in trust, prepaid expenses, accrued liabilities, taxable payable, other liabilities, warrant liability and deferred underwriting fees. The following table reconciles the elements of the listing expense:

($ thousands)
Total fair value of consideration deemed to have been issued by Greenfire:
4,250,000 MBSC Class B common shares at US$9.37 per common share (US$39.8 million)	$53,454
755,707 MBSC Class A common shares at US$9.37 per common share (US$7.1 million)	$9,505

Less the following:
Fair value of identifiable net assets of MBSC
Marketable securities held in Trust Account	10,485
Prepaid expenses and deposits	8
Accounts payable and accrued liabilities	(16,262)
Warrant liability	(17,960)
Other liability	(5,369)
Deferred underwriting fee	(13,422)
Taxes payable	(1,063)
Fair value of identifiable net assets of MBSC	(43,583)
Total listing expense	$106,542

The listing expense is presented in the Consolidated Statement of Comprehensive Income (Loss). For the year ended December 31, 2023, the Company expensed $12.2 million (2022 - $2.8 million) in transaction costs related to the De-Spac.